UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03386)

Exact name of registrant as specified in charter:	Putnam Health Sciences Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments:

Putnam Health Sciences Trust
The fund's portfolio
5/31/08 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Biotechnology (16.1%)
Amgen, Inc. (NON) (S)	2,090,800	$92,057,924
Amylin Pharmaceuticals, Inc. (NON) (S)	272,300	8,650,971
Arqule, Inc. (NON) (S)	492,400	2,107,472
Basilea Pharmaceutical AG (Switzerland) (NON)	9,000	1,442,003
Basilea Pharmaceutical AG 144A (Switzerland) (NON)	45,000	7,210,016
Biogen Idec, Inc. (NON) (S)	153,200	9,613,300
Celgene Corp. (NON)	73,545	4,475,949
Genentech, Inc. (NON) (S)	985,100	69,814,037
Genzyme Corp. (NON)	628,400	43,020,264
Idenix Pharmaceuticals, Inc. (NON) (S)	611,035	3,996,169
InterMune, Inc. (NON) (S)	351,400	4,954,740
		247,342,845

Health Care Services (20.9%)
Aetna, Inc.	321,600	15,166,656
AmerisourceBergen Corp.	475,200	19,640,016
Cardinal Health, Inc.	909,260	51,409,560
Centene Corp. (NON) (S)	362,751	7,657,674
CIGNA Corp.	731,700	29,707,020
Coventry Health Care, Inc. (NON) (S)	502,000	23,107,060
Express Scripts, Inc. (NON)	257,500	18,568,325
Health Management Associates, Inc. Class A	2,919,100	22,652,216
Henry Schein, Inc. (NON) (S)	167,700	9,344,244
Laboratory Corp. of America Holdings (NON) (S)	246,300	18,174,477
LifePoint Hospitals, Inc. (NON) (S)	534,800	17,108,252
McKesson Corp.	231,400	13,340,210
Omnicare, Inc. (S)	481,200	11,779,776
Quest Diagnostics, Inc.	483,000	24,348,030
UnitedHealth Group, Inc.	81,700	2,794,957
Universal Health Services, Inc. Class B	163,700	10,640,500
WellPoint, Inc. (NON)	443,200	24,739,424
		320,178,397

Manufacturing (0.2%)
Mettler-Toledo International, Inc. (NON)	33,000	3,422,100

Medical Technology (29.3%)
Baxter International, Inc.	668,400	40,839,240
Becton, Dickinson and Co.	403,800	34,100,910
Boston Scientific Corp. (NON) (S)	4,574,700	60,797,763
Covidien, Ltd.	818,700	41,008,683
Edwards Lifesciences Corp. (NON) (S)	240,535	13,881,275
Hospira, Inc. (NON)	1,020,700	42,808,158
Medtronic, Inc.	1,999,600	101,319,732
Nobel Biocare Holding AG (Switzerland)	2,030	80,047
Patterson Cos., Inc. (NON)	307,500	10,458,075
PerkinElmer, Inc.	394,100	11,145,148
Sirona Dental Systems, Inc. (NON) (S)	175,900	5,217,194
St. Jude Medical, Inc. (NON)	1,067,500	43,500,625
Synthes, Inc. (Switzerland)	49,005	6,892,577
Varian Medical Systems, Inc. (NON)	226,200	10,753,548
Waters Corp. (NON)	57,900	3,562,008
West Pharmaceutical Services, Inc. (S)	189,600	8,992,728
Zimmer Holdings, Inc. (NON)	196,200	14,283,360
		449,641,071

Pharmaceuticals (31.7%)
Abbott Laboratories	883,400	49,779,590
Barr Pharmaceuticals, Inc. (NON) (S)	933,300	40,878,540
Cephalon, Inc. (NON) (S)	230,700	15,620,697
Eli Lilly and Co.	96,400	4,640,696
Jazz Pharmaceuticals, Inc. (NON) (S)	326,700	2,499,255
Johnson & Johnson	942,600	62,909,124
Mylan Laboratories, Inc. (NON) (S)	2,805,100	37,448,085
Novartis AG (Switzerland)	995,671	52,300,669
Pfizer, Inc.	2,589,200	50,126,912
Roche Holding AG (Switzerland)	528,941	91,193,224
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	529,300	24,204,889
Wyeth	1,246,600	55,436,302
		487,037,983

Retail (0.8%)
CVS Caremark Corp.	270,400	11,570,416

Total common stocks (cost $1,181,319,345)		$1,519,192,812

SHORT-TERM INVESTMENTS (17.6%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned

securities with yields ranging from 2.20% to 2.91% and
due dates ranging from June 2,2008 to June 25,2008 (d)	$257,418,010	$257,040,588
Putnam Prime Money Market Fund (e)	13,364,170	13,364,170

Total short-term investments (cost $270,404,758)		$270,404,758

TOTAL INVESTMENTS

Total investments (cost $1,451,724,103)(b)		$1,789,597,570

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/08 (aggregate face value $21,544) (Unaudited)
		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

British Pound	$21,165	$21,544	6/18/08	$(379)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/08 (aggregate face value $183,058,264) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$21,165	$21,085	6/18/08	$(80)
Euro	25,036,981	24,410,376	6/18/08	(626,605)
Swiss Franc	157,222,090	158,626,803	6/18/08	1,404,713

Total				$778,028

NOTES

(a) Percentages indicated are based on net assets of $1,534,181,130.

(b) The aggregate identified cost on a tax basis is $1,472,860,596, resulting in gross unrealized appreciation and depreciation of $444,390,817 and $127,653,843, respectively, or net unrealized appreciation of $316,736,974.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2008, the value of securities loaned amounted to $250,747,691. The fund received cash collateral of $257,040,588 which is pooled with collateral of other Putnam funds into 73 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $2,673,316 for the period ended May 31, 2008. During the period ended May 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $263,525,182 and $366,695,116, respectively.

(S) Securities on loan, in part or in entirety, at May 31, 2008.

At May 31, 2008, liquid assets totaling $777,649 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Health Sciences Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2008